Intangible Assets, Net	9 Months Ended
Sep. 30, 2011
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	December 31, 2010	September 30, 2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	750,834
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,475,563
Customer relationship	7,443,088	11,734,268
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Customer contracts	3,343,892	4,110,744
Non-compete agreements	2,074,417	3,428,149
Computer software licenses	2,422,026	3,298,818
Domain name	—	95,590

	213,461,533	269,586,104
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(20,939,216)
License agreements with SINA	(10,082,500)	(16,132,000)
Exclusive rights with Baidu	—	(2,223,408)
Customer relationship	(541,014)	(1,480,753)
Database license	(1,220,589)	(1,952,942)
Favorable lease term	(212,459)	(303,513)
Customer contracts	(3,343,892)	(3,598,126)
Non-compete agreements	(768,887)	(1,101,907)
Computer software licenses	(1,013,890)	(1,483,108)
Domain name	—	(3,186)

Intangible assets subject to amortization, net	183,191,292	220,367,945

Total intangible assets, net	183,911,765	221,118,779

        In August 2011, the Group purchased exclusive rights from Baidu which allow it to sell Baidu's real estate related brand link product, which is a form of keyword advertising, and to use and operate the web link of "leju.baidu.com", which is Baidu's exclusive real estate-related web channel for $43,475,563. Such rights have a life of three years.

        Amortization expense was $15,868,255 and $18,894,145 for the nine months ended September 30, 2010 and 2011, respectively. The Group expects to record amortization expense of $9,893,703, $38,046,984, $37,539,212, $30,248,068 and $21,074,741 for the three months ending December 31, 2011 and the years ending December 31, 2012, 2013, 2014 and 2015, respectively.